Basis of Presentation; Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Revenue by Source

The following table sets forth the Company’s revenue by source:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Equipment and systems sales	$3,523,948	$1,481,961	$9,933,313	$4,575,855
Engineering and other services	110,538	114,160	464,269	402,837
Shipping and handling	71,950	38,548	184,888	148,326
Total revenue	$3,706,436	$1,634,669	$10,582,470	$5,127,018

The following table sets forth the Company’s revenue by source:

	For the Years Ended December 31,
	2020	2019
Equipment and systems sales	$7,730,371	$13,692,863
Engineering and other services	568,131	1,239,130
Shipping and handling	215,770	292,461
Total revenue	$8,514,272	$15,224,454

Schedule of Remaining Performance Obligations Expected to be Recognized

The remaining performance obligations expected to be recognized through 2022 are as follows:

	2021	2022	Total
Remaining performance obligations related to engineering only paid contracts	$112,000	$1,049,000	$1,161,000
Remaining performance obligations related to partial equipment paid contracts	3,091,000	5,629,000	$8,720,000
Total remaining performance obligations	$3,203,000	$6,678,000	$9,881,000

The remaining performance obligations expected to be recognized through 2022 are as follows:

	2021	2022	Total
Remaining performance obligations related to engineering only paid contracts	$2,355,000	$288,000	$2,643,000
Remaining performance obligations related to partial equipment paid contracts	5,703,000	102,000	$5,805,000
Total remaining performance obligations	$8,058,000	$390,000	$8,448,000

Schedule of Share-based Compensation Costs

The following is a summary of share-based compensation expenses included in the condensed consolidated statements of operations for the three and nine months ended September 30, 2021 and 2020:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2021	2020	2021	2020
Share-based compensation expense included in:
Cost of revenue	$-	$6,833	$29,944	$23,949
Advertising and marketing expenses	-	2,500	13,292	7,500
Product development costs	-	5,444	14,029	16,332
Selling, general and administrative expenses	29,307	41,221	102,735	306,448
Total share-based compensation expense included in consolidated statement of operations	$29,307	$55,998	$160,000	$354,229

The following is a summary of such share-based compensation costs included in the Company’s consolidated statements of operations for the years ended December 31, 2020 and 2019:

	For the Years Ended December 31,
	2020	2019
Share-based compensation expense included in:
Cost of revenue	$31,006	$91,081
Advertising and marketing expenses	8,333	33,977
Product development costs	21,882	45,330
Selling, general and administrative expenses	344,396	1,121,677
Total share-based compensation expense included in consolidated statement of operations	$405,617	$1,292,065